Significant Accounting Policies - Schedule of Exercise Prices of Average Market Price for Ordinary Shares (Details) - shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Exercise Prices of Average Market Price for Ordinary Shares [line Items]
Antidilutive securities	678,362	246,655	246,655
Options with an exercise price of $3.97 [Member]
Schedule of Exercise Prices of Average Market Price for Ordinary Shares [line Items]
Antidilutive securities	79,290	79,290	79,290
Over-allotment options with an exercise price $8.00 [Member]
Schedule of Exercise Prices of Average Market Price for Ordinary Shares [line Items]
Antidilutive securities	187,500
Warrants with an exercise price of $15.20 [Member]
Schedule of Exercise Prices of Average Market Price for Ordinary Shares [line Items]
Antidilutive securities		167,365	167,365
Warrants with an exercise price of $5.0 [Member]
Schedule of Exercise Prices of Average Market Price for Ordinary Shares [line Items]
Antidilutive securities	349,072
Warrants with an exercise price of $10.0 [Member]
Schedule of Exercise Prices of Average Market Price for Ordinary Shares [line Items]
Antidilutive securities	62,500